Note 15 - Commitments - Total Future Capital Lease Obligations (Details) - USD ($)	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
2017		$ 837,811
2018		143,796
Sub-Total	$ 726,621	981,607
Less: Interest expense	31,709	31,895
Total capital lease obligations	694,912	949,712
Current	665,874	791,009	$ 992,690
Long-Term	$ 29,038	$ 158,703	$ 932,826